Bank Loans (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Bank Loans (Details) [Line Items]
Loan from the banks (in Dollars)	$ 2,598
Repaid an aggregate of banks (in Dollars)	$ 4,041	$ 4,473
Minimum [Member]
Bank Loans (Details) [Line Items]
Loan bore interest rates	4.50%	3.70%
Maximum [Member]
Bank Loans (Details) [Line Items]
Loan bore interest rates	6.00%	6.00%